Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	REVENUE
Disaggregated Revenue
—The following table shows the revenue by geography for the years ended December 31, 2021 and 2020, respectively (in thousands):

	Year Ended December 31,
	2021	2020
Revenue:
United States	$67,544	$52,093
International	43,630	33,791

Total revenue	$111,174	$85,884

No country other than the United States accounted for more than 10% of the Company’s revenue for the years ended December 31, 2021 and 2020, respectively. The geographical revenue information is determined by the ship-to
address of the products and the billing address of the customers of the services.

The following table shows over time
versus point-in-time revenue
for the years ended December 31, 2021 and 2020, respectively (in thousands):

	Year Ended December 31,
	2021	2020
Over time revenue	$73,867	$49,260
Point-in-time revenue	37,307	36,624

Total	$111,174	$85,884

Contract Balances
—The timing of revenue recognition differs from the timing of invoicing to customers and this timing difference results in contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The contract balances as of December 31, 2021 and 2020 were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Accounts receivable, net	$8,898	$2,700
Unbilled accounts receivable	$1,981	$1,224
Deferred revenue	$11,948	$4,903
During fiscal years 2021 and 2020, the Company recognized revenue of $4.5 million and $2.2 million that was included in the deferred revenue balance at the beginning of the fiscal year, respectively. Contracted but unsatisfied performance obligations were $25.9 million and $12.2 million at the end of fiscal years 2021 and 2020 and consisted of deferred revenue and backlog, respectively. The contracted but unsatisfied or partially unsatisfied performance obligations expected to be recognized over the next 12 months at the end of fiscal year 2021 were $21.6 million and the
remaining thereafter.